revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2018
revenue from contracts with customers
Schedule of revenues

As at (millions)	June 30, 2018	December 31, 2017
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period 1, 2
During the 12-month period ending one year hence	$2,107	$2,075
During the 12-month period ending two years hence	829	856
Thereafter	23	24

	$2,959	$2,955

(1)

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or in which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

(2)

IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

As at (millions)	Note	June 30, 2018	December 31, 2017	January 1, 2017
Customer accounts receivable
As reported		$1,166	$1,221	$1,217
Transitional amount	2(c)	—	(9)	(9)

As adjusted		1,166	1,212	1,208
Accrued receivables — customer		192	143	131
Allowance for doubtful accounts	4(b)	(46)	(43)	(54)

		1,312	1,312	1,285
Accrued receivables — other		173	302	177

		$1,485	$1,614	$1,462

Schedule of contract assets

	Three-month periods		Six-month periods		Year ended
	ended June 30		ended June 30		December 31,
(millions)	2018	2017	2018	2017	2017
Balance, beginning of period	$1,279	$1,184	$1,303	$—	$—
Transitional amount (Note 2(c))	—	—	—	1,205	1,205

Adjusted opening balance	1,279	1,184	1,303	1,205	1,205
Net additions arising from operations	303	292	584	548	1,270
Amounts billed in period and thus reclassified to accounts receivable 1	(313)	(287)	(617)	(561)	(1,166)
Change in impairment allowance, net (Note 4(b))	2	3	1	—	(3)
Other	1	(1)	1	(1)	(3)

Balance, end of period	$1,272	$1,191	$1,272	$1,191	$1,303

To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence			$907	$845	$907
The 12-month period ending two years hence			354	332	385
Thereafter			11	14	11

Balance, end of period			$1,272	$1,191	$1,303

Reconciliation of contract assets presented in the consolidated statements of financial position — current
Gross contract assets			$907	$845	$907
Reclassification to contract liabilities for contracts with contract assets less than contract liabilities (Note 24)			(5)	(5)	(4)
Reclassification from contract liabilities for contracts with contract liabilities less than contract assets (Note 24)			(142)	(143)	(146)

			$760	$697	$757

(1)

For the three-month period ended June 30, 2018, amounts billed in the period for our wireless segment and reclassified to accounts receivable were $287 (2017 — $259). For the six-month period ending June 30, 2018, amounts billed in the period for our wireless segment and reclassified to accounts receivable were $567 (2017 — $509; year ended December 31, 2017 — $1,060).